Inventories (Tables)	9 Months Ended
Sep. 30, 2022
Inventories
Schedule of inventories

	September 30,	December 31,
	2022	2021
	(Unaudited)
Crude oil (1)	4,184,242	3,305,965
Fuels and petrochemicals (2)	3,933,294	2,845,486
Materials for goods production	2,665,972	2,246,761
	10,783,508	8,398,212
(1)	The variation is mainly due to the increase in Brent prices.
(2)	The variation is mainly due to the increase of the international references prices and the receipt of fuel imports to accomplish with the national demand for fuels.